Exhibt 99.1

Nissan Auto Receivables 2020-B Ower Trust

Servicer’s Certificate

Collection Period	31-Oct-21	30/360 Days	30	Collection Period Start	1-Oct-21
Distribution Date	15-Nov-21	Actual/360 Days	31	Collection Period End	31-Oct-21
				Prior Month Settlement Date	15-Oct-21
				Current Month Settlement Date	15-Nov-21

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,405,095,871.07	659,891,507.04	626,451,219.70	0.460199
Yield Supplement Overcollaterization		43,835,194.41	15,709,693.09	14,599,742.26
Total Adjusted Pool Balance		1,361,260,676.66	644,181,813.95	611,851,477.44
Total Adjusted Securities		1,361,260,676.66	644,181,813.95	611,851,477.44	0.449474
Class A-1 Notes	0.21995%	254,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.47000%	420,000,000.00	6,184,846.09	0.00	0.000000
Class A-2b Notes	0.27025%	50,000,000.00	736,291.20	0.00	0.000000
Class A-3 Notes	0.55000%	470,000,000.00	470,000,000.00	444,590,800.78	0.945938
Class A-4 Notes	0.71000%	106,000,000.00	106,000,000.00	106,000,000.00	1.000000
Certificates	0.00000%	61,260,676.66	61,260,676.66	61,260,676.66	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	6,184,846.09	2,422.40	14.7258240	0.0057676
Class A-2b Notes	736,291.20	171.35	14.7258240	0.0034270
Class A-3 Notes	25,409,199.22	215,416.67	54.0621260	0.4583333
Class A-4 Notes	0.00	62,716.67	—	0.5916667
Certificates	0.00	0.00	—	—

Total Securities	32,330,336.51	280,727.09

I. COLLECTIONS

Interest:
Interest Collections				1,669,402.12
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				1,669,402.12
Principal:
Principal Collections				33,228,952.13
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				33,228,952.13
Recoveries of Defaulted Receivables				78,757.04

Total Collections				34,977,111.29

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			54,141	644,181,813.95
Total Principal Payment				32,330,336.51

			52,877	611,851,477.44

Nissan Auto Receivables 2020-B Ower Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	34,977,111.29
Reserve Account Draw	0.00
Total Available for Distribution	34,977,111.29
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	549,909.59
Servicing Fee Paid	549,909.59
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	2,422.40
Class A-2a Notes Monthly Interest Paid	2,422.40
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	171.35
Class A-2b Notes Monthly Interest Paid	171.35
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	215,416.67
Class A-3 Notes Monthly Interest Paid	215,416.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	62,716.67
Class A-4 Notes Monthly Interest Paid	62,716.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2020-B Ower Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		280,727.09
Total Note Monthly Interest Paid		280,727.09
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		34,146,474.61
4. Total Monthly Principal Paid on the Notes		32,330,336.51
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		32,330,336.51
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		1,816,138.10
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,816,138.10
V. RESERVE ACCOUNT
Initial Reserve Account Amount		13,612,606.77
Required Reserve Account Amount		13,612,606.77
Beginning Reserve Account Balance		13,612,606.77
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		13,612,606.77
Required Reserve Account Amount for Next Period		13,612,606.77
VI. POOL STATISTICS
Weighted Average Coupon		3.15%
Weighted Average Remaining Maturity		34.83
	Amount	Number
Principal on Defaulted Receivables	211,335.21	19
Principal Recoveries of Defaulted Receivables	78,757.04

Monthly Net Losses	132,578.17
Pool Balance at Beginning of Collection Period	659,891,507.04
Net Loss Ratio for Third Preceding Collection Period	0.21%
Net Loss Ratio for Second Preceding Collection Period	0.15%
Net Loss Ratio for Preceding Collection Period	-0.18%
Net Loss Ratio for Current Collection Period	0.24%
Four-Month Average Net Loss Ratio	0.10%
Cumulative Net Losses for all Periods	1,850,905.69

Nissan Auto Receivables 2020-B Ower Trust

Servicer’s Certificate

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	2,460,539.98	169	0.39%
61-90 Days Delinquent	324,111.79	23	0.05%
91-120 Days Delinquent	167,852.46	14	0.03%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,952,504.23	206	0.47%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.07%	0.06%
Delinquency Ratio for Second Preceding Collection Period	0.08%	0.08%
Delinquency Ratio for Preceding Collection Period	0.09%	0.09%
Delinquency Ratio for Current Collection Period	0.08%	0.07%
Four-Month Average Delinquency Ratio	0.08%	0.07%
60 Day Delinquent Receivables	588,787.26
Delinquency Percentage	0.09%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	1,577,990.79
Number of Extensions	90
VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

		NO
2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?		NO
3. Has there been an issuance of notes or other securities backed by the
Receivables?		NO
4. Has there been a material change in the underwriting, origination or acquisition of Receivables?		NO